Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring [Member] - Level 3 [Member] ¥ in Millions		Sep. 30, 2018 JPY (¥) yr	Mar. 31, 2018 JPY (¥) yr
Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ (3,283)	¥ 14,460
Interest Rate Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.000	0.000
Interest Rate Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.119	0.125
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.314	0.341
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.501	0.527
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.230	0.197
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.538	0.504
Interest Rate Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.410	0.410
Interest Rate Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.470	0.460
Interest Rate Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.136	0.134
Interest Rate Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.704	1.000
Interest Rate Contracts [Member] | Option Model [Member] | Probability of Prepayment [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		1.000	1.000
Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ 12,580	¥ 6,779
Foreign Exchange Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.000	0.000
Foreign Exchange Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.076	0.125
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.450	0.403
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.740	0.740
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.163	0.281
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.538	0.507
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.850	0.850
Foreign Exchange Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.410	0.410
Foreign Exchange Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.470	0.460
Foreign Exchange Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.112	0.103
Foreign Exchange Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.172	0.162
Equity Contracts [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ 6,410	¥ 6,528
Equity Contracts [Member] | Discounted Cash Flow [Member] | Term of Litigation [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs | yr		1.5	2.0
Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ (3,767)	¥ (16,600)
Equity Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs			0.760
Equity Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.760
Equity Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.800
Equity Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Equity [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.416
Equity Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Equity [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs			0.371
Equity Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Equity [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs			0.390
Equity Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rate and Equity [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.070	0.070
Equity Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rate and Equity [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.654	0.652
Equity Contracts [Member] | Option Model [Member] | Correlation Between Equities [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.243	0.206
Equity Contracts [Member] | Option Model [Member] | Correlation Between Equities [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.859	0.817
Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 18,945	¥ 20,192
Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.000	0.000
Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.004	0.004
Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.003	0.002
Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.600	0.600
Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.700	0.700
Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.666	0.667
Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100
Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.080
Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.100
Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.100	0.095
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 79,186	¥ 110,536
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.012	0.012
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.053	0.053
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.050	0.045
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.600	0.600
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.760	0.760
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.669	0.663
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1],[3]	¥ 626,934	¥ 684,586
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Asset Correlations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.090	0.090
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Asset Correlations [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.090	0.090
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.010	0.010
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.010	0.010
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Prepayment Rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.280	0.372
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Prepayment Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.280	0.372
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.000	0.000
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.881	0.913
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3],[4]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Recovery Rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.676	0.653
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.676	0.653
Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 35,796	¥ 33,450
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.010	0.005
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.024	0.024
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.013	0.008
Other Debt Securities [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 135,688	¥ 149,759
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.000	0.000
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.250	0.250
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.003	0.003
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.400	0.400
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.900	0.900
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.749	0.725
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.080	0.080
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100	0.100
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.095	0.097

[1]	The fair value as of March 31, 2018 and September 30, 2018 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
[3]	For further detail of Internal model, refer to the last paragraph of "Trading Account Assets and Liabilities-Trading Account Securities" in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.
[4]	See "Probability of default" in "Sensitivity to and range of unobservable inputs" in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.